Note 7 - Property and Equipment - Property and Equipment (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Balance	[1]	€ 10,216	[2]	€ 10,729		€ 9,094
Acquisitions	[1],[3],[4]	2,345		1,041		2,971
Disposals	[1]	(97)		(22)		(50)
Transfers	[1]	139
Depreciation	[1]	(2,028)		(1,532)		(1,284)
Impact of 1st application of IFRS 16		1,097
Balance		11,313
Balance		11,672	[5]	10,216	[1],[2]	10,729	[1]
Assets under finance-lease agreements [member]
Statement Line Items [Line Items]
Balance	[1]	4,923		5,478		6,030
Acquisitions	[1],[3],[4]	1,102
Disposals	[1]
Transfers	[1]
Depreciation	[1]	(852)		(555)		(552)
Impact of 1st application of IFRS 16		1,097
Balance		6,020
Balance		6,270		4,923	[1]	5,478	[1]
Land and buildings [member]
Statement Line Items [Line Items]
Balance	[4]	3,795		4,093		3,900
Acquisitions	[3],[4]	1,102				491
Disposals	[4]	(1)
Transfers	[4]
Depreciation	[4]	(568)		(298)		(297)
Impact of 1st application of IFRS 16		1,028
Balance		4,823
Balance		5,356		3,795	[4]	4,093	[4]
Laboratory equipment and other [member]
Statement Line Items [Line Items]
Balance		6,101		6,602		5,164
Acquisitions	[3],[4]	1,031		725		2,446
Disposals		(96)		(22)		(50)
Transfers		302		30		30
Depreciation		(1,460)		(1,234)		(987)
Impact of 1st application of IFRS 16		69
Balance		6,170
Balance		5,947		6,101		6,602
Construction in progress [member]
Statement Line Items [Line Items]
Balance		320		34		30
Acquisitions	[3],[4]	212		316		34
Disposals
Transfers		(163)		(30)		(30)
Depreciation
Impact of 1st application of IFRS 16		0
Balance		320
Balance		€ 369		€ 320		€ 34

[1]	(3) Includes assets under finance-lease agreements as broken down below: As of December 31, (in thousands of euro) 2018 2017 Land and building 6,633 6,633 Accumulated depreciation (3,343) (3,052) Net book value of lands and buildings 3,290 3,581 Equipment 3,675 3,675 Accumulated depreciation (2,035) (1,771) Net book value of equipment 1,640 1,904
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.
[3]	Of which EUR930 thousand financed through loans (EUR491 thousand for a land and EUR439 thousand for the acquisition of R&D equipment).
[4]	The Company owns two properties. The one on which stands the buildings purchased in 2008 (gross value EUR772 thousand), and a second one, adjacent to the first one, acquired in December 2017 (gross value EUR491 thousand). They are not amortized.
[5]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.